Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2017
Net Income per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2015	2016	2017
	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo	$34,745	$108,027	$352,590
Denominator:
Weighted average ordinary shares outstanding	208,163	214,745	220,555
Basic net income per share attributable to Weibo	$0.17	$0.50	$1.60

Diluted net income per share calculation:
Numerator:
Net income attributable for calculating diluted net income per share	$34,745	$108,027	$352,590
Denominator:
Weighted average ordinary shares outstanding	208,163	214,745	220,555
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	8,572	4,334	1,213
Unvested restricted share units	1,183	3,780	3,595
Shares used in computing diluted net income per share attributable to Weibo	217,918	222,859	225,363
Diluted net income per share attributable to Weibo	$0.16	$0.48	$1.56